Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000179256
Shareholder Report [Line Items]
Fund Name	Saba Closed-End Funds ETF
Trading Symbol	CEFS
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	888-615-4310
Additional Information Website	https://www.sabaetf.com/investor-materials
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 282,031,707
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,387,926
InvestmentCompanyPortfolioTurnover	10.00%